UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended September 30, 2009

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.


Institutional Manager Filing this Report:

Name:     Zimmer Lucas Capital, LLC

Address:  535 Madison Avenue, 6th Floor
          New York, New York 10022


13F File Number: 28-10550


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart J. Zimmer
Title:  Managing Member
Phone:  212-440-0740


Signature, Place and Date of Signing:


/s/ Stuart J. Zimmer            New York, New York           November 13, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            3

Form 13F Information Table Entry Total:      46

Form 13F Information Table Value Total:    $439,191
                                          -----------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                Name
---        --------------------                ---------------------------------

1.         28-10735                            ZLP Master Utility Fund, Ltd.

2.         28-10775                            ZLP Master Opportunity Fund, Ltd.

3.         28-11923                            ZLP Fund, LP

                                                     FORM 13F INFORMATION TABLE
                                                         September 30, 2009


COLUMN 1                       COLUMN  2       COLUMN 3     COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
--------------------------  --------------      ---------   --------   -------------------  ----------  --------  ------------------
                                                             VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS      CUSIP       (X$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------------------  --------------      ---------   --------   -------   ---  ----  ----------  --------  ----  ------  ----
ALLEGHENY ENERGY INC           COM              017361106   11,271      425,000                1,2
ALLIANT ENERGY CORP            COM              018802108    4,874      175,000                1,2
AMEREN CORP                    COM              023608102   14,536      575,000                1,2
AMERICAN ELEC PWR INC          COM              025537101    5,423      175,000                1,2
ATMOS ENERGY CORP              COM              049560105   10,145      360,000                1,2
BOARDWALK PIPELINE PARTNERS    UT LTD PARTNER   096627104   16,243      654,439                 3
BUCKEYE GP HOLDINGS LP         COM UNITS LP     118167105   10,700      443,963                 3
CMS ENERGY CORP                COM              125896100   24,409    1,821,585                1,2
CONSTELLATION ENERGY GROUP I   COM              210371100    8,092      250,000                1,2
DTE ENERGY CO                  COM              233331107   13,617      387,500                1,2
DUNCAN ENERGY PARTNERS LP      COM UNITS        265026104    3,118      156,200                 3
EASTERN AMERN NAT GAS TR       SPERS RCT UNIT   276217106    4,633      194,500                 3
EDISON INTL                    COM              281020107    3,358      100,000                1,2
EL PASO CORP                   COM              28336L109      129       12,500                2,3
EMDEON INC                     CL A             29084T104      243       15,000                 2
ENERGY TRANSFER EQUITY L P     COM UT LTD PTN   29273V100   16,030      572,500                 3
ENTERGY CORP NEW               COM              29364G103   19,667      246,270                1,2
GREAT PLAINS ENERGY INC        COM              391164100    3,213      179,000                1,2
HUGOTON RTY TR TEX             UNIT BEN INT     444717102    6,132      342,367                 3
IDACORP INC                    COM              451107106   13,315      462,500                1,2
INERGY L P                     UNIT LTD PTNR    456615103    3,252      109,200                 3
ITC HLDGS CORP                 COM              465685105    5,454      120,000                1,2
MAGELLAN MIDSTREAM PRTNRS LP   COM UNIT RP LP   559080106   27,227      724,119                 3
MARKWEST ENERGY PARTNERS L P   UNIT LTD PARTN   570759100   15,950      675,000                 3
MV OIL TR                      TR UNITS         553859109   11,288      671,925                 3
NICOR INC                      COM              654086107   12,477      341,000                1,2
NUSTAR GP HOLDINGS LLC         UNIT RESTG LLC   67059L102    6,798      274,100                 3
PEPCO HOLDINGS INC             COM              713291102    2,232      150,000                1,2
PICO HLDGS INC                 COM NEW          693366205      647       19,400                 2
PNM RES INC                    COM              69349H107    6,249      535,000                1,2
PORTLAND GEN ELEC CO           COM NEW          736508847    1,479       75,000                1,2
PPL CORP                       COM              69351T106    6,068      200,000                1,2
PUBLIC SVC ENTERPRISE GROUP    COM              744573106   11,004      350,000                1,2
SCANA CORP NEW                 COM              80589M102   14,833      425,000                1,2
SOUTHERN UN CO NEW             COM              844030106    6,570      316,000                1,2
SOUTHWESTERN ENERGY CO         COM              845467109    2,241       52,500                2,3
SPECTRA ENERGY PARTNERS LP     COM              84756N109    8,789      361,400                 3
SUBURBAN PROPANE PARTNERS L    UNIT LTD PARTN   864482104   16,695      399,219                 3
SULPHCO INC                    COM              865378103      508      370,974                 2
SUNOCO LOGISTICS PRTNRS L P    COM UNITS        86764L108   15,316      258,501                 3
UNISOURCE ENERGY CORP          COM              909205106    8,072      262,500                1,2
WESTAR ENERGY INC              COM              95709T100   24,875    1,275,000                1,2
WGL HLDGS INC                  COM              92924F106    7,085      213,800                1,2
WILLIAMS PARTNERS L P          COM UNIT L P     96950F104    2,981      128,000                 3
WILLIAMS PIPELINE PARTNERS L   COM UNIT LP IN   96950K103    2,707      141,300                 3
XCEL ENERGY INC                COM              98389B100   29,245    1,520,000                1,2









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